ECONOMIC DEPENDENCE (Details) (Sales Revenue, Goods, Net [Member])	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Customer 1 [Member]
Concentration Risk [Line Items]
Percentage of sales revenue	63.00%	17.00%
Customer 2 [Member]
Concentration Risk [Line Items]
Percentage of sales revenue		10.00%
Customer 3 [Member]
Concentration Risk [Line Items]
Percentage of sales revenue		10.00%